SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Advertising (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Payment terms	Payment terms are stipulated as a specific number of days subsequent to end of the month, ranging from 45 to 60 days.
Advertising expense	$ 70.3	$ 49.3	$ 53.8